Premises and Equipment (Tables)	12 Months Ended
Mar. 31, 2012
Premises And Equipment [Abstract]
Schedule Of Premises And Equipment, Net Carrying Amount By Major Class Of Assets

	2011	2012
	(in millions)
Land	¥391,602	¥381,977
Buildings	694,384	708,223
Equipment and furniture	667,073	687,228
Leasehold improvements	225,407	233,123
Construction in progress	15,007	19,330

Total	1,993,473	2,029,881
Less accumulated depreciation	1,030,925	1,042,407

Premises and equipment-net	¥962,548	¥987,474